Transactions with Related Parties, Central Mare (Details) - Central Mare [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transactions with Related Parties [Abstract]
Fees and expenses	$ 180	$ 164
Related Party [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses	180	180
Related Party [Member] | Management Fees [Member]
Transactions with Related Parties [Abstract]
Amortization of awarded shares	$ 0	$ (16)